LINES OF CREDIT AND LONG-TERM DEBT (Details Narrative) - DIH Holding US, Inc. [Member] $ in Thousands							3 Months Ended			12 Months Ended
	Feb. 02, 2023	Feb. 01, 2023	Mar. 01, 2022	Jan. 07, 2022	Dec. 17, 2021	May 19, 2020 CHF (SFr)	Jun. 30, 2023 CHF (SFr)	Mar. 31, 2023 CHF (SFr)	Jun. 30, 2022	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CHF (SFr)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CHF (SFr)	Jun. 30, 2023 USD ($)
Line of Credit Facility [Line Items]
Revolving credit facility | $												$ 2,728
Credit Suisse Credit Facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility | SFr							SFr 7,600				SFr 7,600		SFr 7,600
Weighted average rates							4.83%		3.60%	3.79%	3.79%	2.69%	2.69%
Line of credit monthly payment, description		the amendment to the Credit Suisse framework agreement reduced the credit line to CHF 100 monthly payments starting January 31, 2023 and increasing to CHF 200 monthly payments starting April 30, 2023.
Line of credit fees | SFr								SFr 33
Line of credit facility balance | $										$ 6,813		$ 8,231		$ 6,351
Line of credit facility, covenant compliance										the Company’s EBITDA (as defined in the framework agreement) was not in compliance with the covenants in the Credit Suisse Credit Facility. Subsequently, on July 11, 2023, the Company and Credit Suisse obtained a waiver of the Company’s failure to comply with the EBITDA covenant as of March 31, 2023 for a fee of CHF 29.	the Company’s EBITDA (as defined in the framework agreement) was not in compliance with the covenants in the Credit Suisse Credit Facility. Subsequently, on July 11, 2023, the Company and Credit Suisse obtained a waiver of the Company’s failure to comply with the EBITDA covenant as of March 31, 2023 for a fee of CHF 29.
UBS Credit Facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility | SFr							SFr 7,000				SFr 7,000		SFr 7,000
Weighted average rates							4.96%		4.75%	4.61%	4.61%	4.75%	4.75%
Line of credit monthly payment, description	the Company and UBS entered into an amendment to increase the monthly payments to CHF 200 starting April 30, 2023.		the Company and UBS entered into an amendment to the UBS framework agreement that reduced the credit line to CHF 200 one-time payment as of April 31, 2022 and reduced the credit line to CHF 100 monthly payments starting May 31, 2022.
Line of credit facility balance | $										$ 6,163		$ 7,581		5,682
Line of credit average borrowings, percentage							0.25%					0.75%	0.75%
Fixed commitment fee, percentage							0.75%			0.25%	0.25%
COVID-19 loan [Member]
Line of Credit Facility [Line Items]
Line of credit monthly payment, description					the Company and UBS entered into an amendment to the COVID-19 loan agreement that reduced the credit line by CHF 50 quarterly payments starting March 31, 2022 and five CHF 50 payments in the year ending March 31, 2024.
Line of credit facility balance | $										$ 324		$ 542		278
Line of credit monthly payment | SFr						SFr 500
Line of credit, maturity date						Jun. 30, 2024
COVID-19 Plus Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit monthly payment, description				the Company and UBS entered into an amendment to the COVID-19 Plus credit facility loan agreement that reduced the Company maximum credit limit to CHF 2,243 and reduced the credit line by CHF 173 quarterly payments starting March 31, 2022, CHF 230 quarterly payments starting March 31, 2023 and five CHF 230 payments in the year ending March 31, 2024.
Line of credit facility balance | $										$ 1,679		$ 2,432		$ 1,474
Line of credit monthly payment | SFr						SFr 2,760
Line of credit, maturity date						Jun. 30, 2024
Federal share accruing interest, percenage						85.00%
Line of credit accruing interest						0.50%
Bank share accruing interest, percenage						15.00%				0.50%		0.50%